Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 401(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The Compensation Committee did not consider the pay versus performance information presented in this section when making its compensation decisions for either of the years shown. For further information about how we align executive compensation with the Company’s performance, please refer to the Compensation Discussion and Analysis, above. The amounts in the tables below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs.

The following table sets forth the compensation for our principal executive officers (our “PEOs”) and the average compensation for certain of our other NEOs, each as reported in the Summary Compensation Table and with certain adjustments to reflect Compensation Actually Paid (“CAP”), as defined under the SEC rules. The table also provides information with respect to Cumulative Total Shareholder Return (“TSR”) and Net Income.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Summary Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:	Net Loss (in thousands)
					Total Shareholder Return (3)
(a)	(b)	(c)	(d)	(e)	(f)	(h)
2024	$8,720,432	$1,305,872	$473,997	$(12,625,697)	$72.97	$(53,585)
2023	$5,864,450	$(1,279,489)	$3,542,295	$2,946,661	$51.30	$(42,210)
2022	$1,005,904	$(766,432)	$1,052,964	$(837,429)	$11.61	$(58,505)

(1)

Mr. Kevin Danahy was our PEO through May 12, 2024, upon which Burke Barrett assumed the role subsequent to his appointment as Chief Executive Officer. Our non-PEO NEOs for 2024 were Mr. Darrin Uecker, our Chief Technology Officer, and Mr. Kevin Danahy, our Chief Commercial Officer, subsequent to his appointment to the role on May 12, 2024. The total compensation of Mr. Kevin Danahy was pro-rated for his respective periods serving as PEO and non-PEO NEO. Mr. Danahy was our PEO for 2023. Our non-PEO NEOs for 2023 were Mr. Darrin Uecker, and Mr. Mitchell Levinson, our Chief Strategy Officer. Mr. Darrin Uecker was our PEO through September 20, 2022, upon which Mr. Kevin Danahy assumed the role subsequent to his appointment as CEO. Our non-PEO NEOs for 2022 were Messrs. Levinson, Danahy, our Chief Commercial Officer until his appointment as our Chief Executive Officer, and Uecker. The total compensation of Messrs. Danahy and Uecker were pro-rated for their respective periods serving as non-PEO NEO.

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEOs and non-PEO NEOs. The amounts reflect the Summary Compensation Table with certain adjustments as detailed in the table below.

PEO Total Compensation Amount	$ 8,720,432	$ 5,864,450	$ 1,005,904
PEO Actually Paid Compensation Amount	$ 1,305,872	(1,279,489)	(766,432)
Adjustment To PEO Compensation, Footnote

	2024		2023		2022
	PEO	Non-PEO NEO	PEO	Non-PEO NEO	PEO	Non-PEO NEO
Summary Compensation Table ("SCT") Total	$8,720,432	$473,997	$5,864,450	$3,542,295	$1,005,904	$1,052,964
(Subtract): Aggregate value for stock awards and option awards included in SCT amounts for the covered fiscal year	$(7,998,340)	$—	$(5,029,724)	$(2,832,649)	$(519,615)	$(1,392,400)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$—	$—	$4,032,260	$2,267,040	$999,900	$415,914
(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$—	$(3,007,494)	$(4,878,900)	$(132,033)	$—	$(842,516
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$583,780	$—	$—	$150,324	$—	$—
(Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$—	$(217,539)	$(157,125)	$(24,246)	$(94,673)	$(71,392
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$(9,874,661)	$(1,110,450)	$(24,069)	$(2,157,948)	$-
	$1,305,872	$(12,625,697)	$(1,279,489)	$2,946,661	$(766,432)	$(837,429)

(3)	Total Shareholder Return assumes $100 was invested in our Common Shares on December 31, 2020.

Non-PEO NEO Average Total Compensation Amount	$ 473,997	3,542,295	1,052,964
Non-PEO NEO Average Compensation Actually Paid Amount	$ (12,625,697)	2,946,661	(837,429)
Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay Versus Performance Tables

We do not link our PEO and NEO compensation to the Company’s financial and stock price performance. Instead we link a significant portion of their compensation to the achievement of key product development milestones.

For purposes of this disclosure, there were no financial performance measures used to link Company performance to Compensation Actually Paid to our PEOs and non-PEO NEOs in 2024.

All information provided under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Amount	$ 72.97	51.3	11.61
Net Income (Loss)	$ (53,585,000)	(42,210,000)	(58,505,000)
PEO Name	Burke Barrett
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,998,340)	(5,029,724)	(519,615)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,032,260	999,900
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,878,900)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	583,780	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(157,125)	(94,673)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,110,450)	(2,157,948)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,832,649)	(1,392,400)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,267,040	415,914
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,007,494)	(132,033)	(842,516)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	150,324	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(217,539)	(24,246)	(71,392)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,874,661)	$ (24,069)	$ 0